Investment Income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Interest income from financial assets measured at amortised cost	R 1,228	R 690	R 425
Dividend income	16	15	19
Net gain on financial instruments	260	104	219
Investment income	1,504	809	663
Disclosure of nature of investment income [Line Items]
Investment income	1,504	R 809	R 663
Equity-linked Deposits
Disclosure of nature of investment income [Line Items]
Increase (decrease) in fair value measurement, assets	R 159